Financial assets and liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade receivables	$ 13,911	$ 1,403
Tax incentives recoverable	0	854
Foreign withholding tax recoverable	22	471
Net investment in sublease	188	224
Interest receivables	2	23
Receivables from taxes other than income tax	743	423
Insurance Asset	0	17,554
Trade & other receivables	$ 14,866	$ 20,952